Borrowing Arrangements - Term Loan (Details) - Term Loan [Member] - USD ($) $ in Thousands		12 Months Ended
	Oct. 29, 2018	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Aggregate principal amount	$ 5,000
Interest rate			3.50%
Fee in the event of liquidity event		$ 75
Interest expense		$ 60	$ 162
Prime Rate [Member]
Debt Instrument [Line Items]
Spread on variable rate	0.25%